BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 26,774,203	$ 10,943,437
Prepaid expenses and other current assets	86,266	203,516
Total current assets	26,860,469	11,146,953
Property and equipment, net	11,720	24,837
Deferred financing fees, net	0	1,709,530
Security deposit	10,455	10,455
Total assets	26,882,644	12,891,775
Current liabilities
Accounts payable	2,941,998	1,553,154
Accrued expenses and other current liabilities	925,255	1,652,159
Due to related party	26,039	28,268
Deferred rent	7,797	12,711
Total current liabilities	3,901,089	3,246,292
Convertible debentures, net	0	491,039
Derivative liabilities	35,864,881	21,420,276
Total liabilities	39,765,970	25,157,607
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, $0.0001 par value, 35,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.0001 par value, 500,000,000 shares authorized, 20,370,331 and 4,545,618 shares issued and outstanding	5,465	3,611
Additional paid-in capital	76,668,966	37,631,339
Deficit accumulated during the development stage	(89,557,757)	(49,900,782)
Total stockholders' (deficit) equity	(12,883,326)	(12,265,832)
Total liabilities and stockholders' (deficit) equity	$ 26,882,644	$ 12,891,775